S-K 1602(a)(4) Forepart, Adjusted NTBV	Sep. 30, 2026 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.15
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.5
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.5
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.46
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	4.54
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.55
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	6.45
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(1.15)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	11.15
Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.13
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.47
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.53
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.43
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	4.57
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.51
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	6.49
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(1.19)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	$ 11.19